Exhibit 99.13

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000017677	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017677	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017677	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	10/27/2023	Cleared	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XXX}; Uploaded the document XXX	10/30/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	10/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	11/01/2023	11/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Acknowledged	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXXX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXXX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; Documentation Required - Homeownership Counseling List dated XX/XX/XXXX, not within XXX business days of application date XX/XX/XXXX	Change status of 'RESPA Homeownership Counseling Organizations Disclosure Date Test' from Active to Acknowledged by Seller.; Exception grade is a B.	10/31/2023	10/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019482	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cured Post Close	-96366	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	coc {XXX}; upld pccd lox check and label {XXX}; Uploaded the document {XXX}	11/16/2023	Change status of 'Charges That Cannot Increase Test' from Active to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of XX/XX/XXXX which downgrades the exception to a B; Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
The COC provided would not be sufficient since the transfer taxes are based on both loan amount and purchase price which remained the same since the first Loan estimate.  Additional recording documents would not have an effect on the cost of transfer taxes therefore the exception is not valid.  A cure package with a cure amount of $XXX would be required. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received a COC - providing to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received PCCD documentation; pending confirmation the package was delivered to the borrower.  Once confirmed, the documents will be provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
The COC provided would not be sufficient since the transfer taxes are based on both loan amount and purchase price which remained the same since the first Loan estimate. Additional recording documents would not have an effect on the cost of transfer taxes therefore the exception is not valid. A cure package with a cure amount of $XXX would be required. ; This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; Received PCCD documentation; pending confirmation the package was delivered to the borrower. Once confirmed, the documents will be provided to compliance for review.	11/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000019110	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	11/20/2023	11/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017733	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cured Post Close	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Charges That In Total Cannot Increase More Than XX% Test	upld lox, ck, pccd, and label {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	11/16/2023	Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of XX/XX/XXXX which downgrades the exception to a B; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Active.;
CD provided; provided to compliance for review. ; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Active.;
PCCD documents were provided. Pending confirmation the package was delivered to the borrower. Once confirmed; the documents will be submitted to compliance for review. ; This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; This loan passed the charges that in total cannot increase more than XXX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; XX/XX/XXXX - The CD provided did not clear the exception, the CD signed at closing dated XX/XX/XXXX shows a number of fees paid to XXX escrow which is the provider on the service provider list therefore the fees are included in the XXX% tolerance even though they are located in section C of the CD. ; PCCD documents were provided. Pending confirmation the package was delivered to the borrower. Once confirmed; the documents will be submitted to compliance for review.	11/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017733	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017733	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML loan with established escrows and met appraisal requirements.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	11/21/2023	11/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017733	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/02/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Bank Statement Guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA letter for XXX and XXX showing borrower has a XXX% ownership interest in each business.; XXX – A recently filed (dated XX/XX/XXXX) Statement of Information LLC documentation was received and confirms the borrower is currently XXX% owner. However a CRSE is required allowing for the use of this alternate documentation in lieu of the CPA letter confirming the ownership of the business as required per the guidelines.
XXX – A recently filed Facility Evaluation Report (dated XX/XX/XXXX) for XXX can be tied back to XXX through additional SOS documentation and confirms the borrower is XXX% owner.
** However a CRSE is required allowing for the use of this alternate documentation in lieu of the CPA letter confirming the ownership of the business as required per the guidelines.
operating agreement {XXX}; upld crse {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	11/09/2023	Bank Statement Guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA letter for XXX and XXX showing borrower has a XXX% ownership interest in each business.; Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines required a CPA letter to confirm borrower's percentage of business ownership.  Lender provided alternative docs to confirm the percentage.  Rationale - Use of this alternate documentation in lieu of the CPA letter confirming the ownership of the business as required by the guidelines. Compensating Factors : Qualifying Credit Score is XXX; (Housing) // XXX% (Total); Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
XXX – A recently filed (dated XX/XX/XXXX) Statement of Information LLC documentation was received and confirms the borrower is currently XXX% owner.  However a CRSE is required allowing for the use of this alternate documentation in lieu of the CPA letter confirming the ownership of the business as required per the guidelines. ;
XXX – A recently filed Facility Evaluation Report (dated XX/XX/XXXX) for XXX can be tied back to XXX through additional SOS documentation and confirms the borrower is XXX% owner. ;
** However a CRSE is required allowing for the use of this alternate documentation in lieu of the CPA letter confirming the ownership of the business as required per the guidelines.;
; Received updated CRSE. Guidelines required a CPA letter to confirm borrower's percentage of business ownership. Lender provided alternative docs to confirm the percentage. Rationale - Use of this alternate documentation in lieu of the CPA letter confirming the ownership of the business as required by the guidelines. Compensating Factors : Qualifying Credit Score is XXX (Housing) // XXX% (Total); Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	01/08/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000019386	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/09/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/13/2023	11/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000019386	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/13/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX% Housing Ratio or XXX% Total, Borrower with same employer/Business for XXX years, Residual income of $XXX.	11/13/2023	11/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000019386	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000020276	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020276	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020276	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019111	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/17/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	11/22/2023	11/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019111	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019111	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019893	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	11/29/2023	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019893	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019893	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per the TPR BS Matrix dated XX/XX/XXXX, CPA letter confirming percentage of ownership is required. A CPA letter was not provided.	upld aoc {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	12/07/2023	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received XXX report dated XX/XX/XXXX which confirms the borrower is the owner of XXX as of XX/XX/XXXX. Exception resolved. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
A copy of the articles of incorporation was received.  After additional review, the articles are from XXX and an additional search was conducted.  on XX/XX/XXXX an officer was added.  There is no other documentation available to confirm the borrower's ownership.  A CPA letter is required. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
A copy of the business questionnaire filled out and signed by the borrower was provided. Per guidelines, CPA letter is still required. Please provide. ; Exception Resolved; Per the TPR BS Matrix dated XX/XX/XXXX, CPA letter confirming percentage of ownership is required. A CPA letter was not provided. ; A copy of the articles of incorporation was received. After additional review, the articles are from XXX and an additional search was conducted. on XX/XX/XXXX an officer was added. There is no other documentation available to confirm the borrower's ownership. A CPA letter is required. ; A copy of the business questionnaire filled out and signed by the borrower was provided. Per guidelines, CPA letter is still required. Please provide.	12/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021190	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/04/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021190	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021190	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/04/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/06/2023	12/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020843	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/07/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/08/2023	12/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020843	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020843	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/11/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021371	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	upld HOI worksheet {XXX}; Uploaded the document {XXX}	12/15/2023	Hazard insurance coverage is sufficient. Received lender's calculation on the HOI amount which matches the policy. Reviewed the HOI policy and the appraisal and the coverage amount is sufficient. Exception cleared. ; Received lender's calculation on the HOI amount which matches the policy. Reviewed the HOI policy and the appraisal and the coverage amount is sufficient. Exception cleared.	12/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000021372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	The CPA letter or other third party verification of the borrower's ownership percentage in the business used to generate the qualifying income was not found in the file. The file contains a document from the IRS stating the borrower is the sole owner of XXX. However a CRSE approving to allowing thie to be used in lieu of the CPA letter is required.	crse {XXX}; Uploaded the document {XXX}	12/15/2023	Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - CPA letter confirming ownership percentage is required. CPA letter is missing. Additional documentation in the file confirms the ownership percentage - lender is approving the alternative documentation. Compensating Factors : DTI - XXX% (Housing) // XXX% (Total); Borr with employer for XXX+years; Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; The CPA letter or other third party verification of the borrower's ownership percentage in the business used to generate the qualifying income was not found in the file. The file contains a document from the IRS stating the borrower is the sole owner of XXX. However a CRSE approving to allowing thie to be used in lieu of the CPA letter is required. ; Received an updated CRSE - CPA letter confirming ownership percentage is required. CPA letter is missing. Additional documentation in the file confirms the ownership percentage - lender is approving the alternative documentation. Compensating Factors :(Housing) // XXX% (Total); Borr with employer for XXX+years; Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	12/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000021372	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/13/2023	12/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000021462	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021462	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021462	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.; The initial CD issued on XX/XX/XXXX is missing from the loan file.	initial cd {XXX}; Uploaded the document {XXX}	12/18/2023	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
A CD was provided by the client. Provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.	12/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	Cleared	-96461	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXXX(f)(X)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXXX(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXXXX(o)(X) becomes inaccurate, as defined in §XXXXX.(B)The loan product is changed, causing the information disclosed under §XXXXX(a)(X)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXXX(b) to become inaccurate.; The APR of XXX on the Initial CD issued XX/XX/XXXX changed to XXX on the Final CD issued XX/XX/XXXX. The revised CD issued on XX/XX/XXXX is missing from the loan file.	Uploaded the CD issued on XX/XX/XXXX. Please note that the CD says it was issued on XX/XX/XXXX but it was sent {XXX}; Uploaded the document {XXX}	12/19/2023	Change status of 'Revised Closing Disclosure Waiting Period Required Finding' from Open Rebuttal to Active.;
Received CD and explanation regarding the date. Provided to compliance for review. ; Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXXX(f)(X)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXXX(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXXXX(o)(X) becomes inaccurate, as defined in §XXXXX.(B)The loan product is changed, causing the information disclosed under §XXXXX(a)(X)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXXX(b) to become inaccurate.	12/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	Cleared	-96458	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Uploaded the missing CD to the other condition. {XXX}	12/19/2023	Change status of 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' from Active to Cured Post Close.;
Due to interest rate change; Change status of 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' from Cured Post Close to Cleared.;
Due to interest rate change; Change status of 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' from Open Rebuttal to Active.;
Received CD and explanation regarding the date. Provided to compliance for review. ; This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXXX(o)(X) becomes inaccurate, as defined in §XXXXX.(B) The loan product is changed, causing the information disclosed under §XXXXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXXX(f)(X)(i) no later than three business days before consummation.	12/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	Cleared	-97038	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML loan with established escrows and met appraisal requirements.	Change status of XXX Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of XXX Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of XXX Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of XXX Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/20/2023	12/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	Cleared	-96648	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/20/2023	12/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/16/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019839	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/20/2023	12/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019839	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000019839	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022780	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	-99944	Compliance	Late Fees Test	This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.For loans with a date creditor received application before XX/XX/XXXX:When a scheduled payment in a consumer credit transaction is in default XXX days or more, the creditor may charge and collect a late charge not exceeding the greater of XXX ($XXX) or five percent of the amount of the scheduled payment in default, not to exceed XXX ($XXX). The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default. (AC §X-XX-X(a))For loans with a date creditor received application on or after XX/XX/XXXX:When a scheduled payment in a consumer credit transaction is in default XXX days or more, the creditor may charge and collect a late charge not exceeding the greater of eighteen dollars ($XX) or five percent of the amount of the scheduled payment in default, not to exceed one hundred dollars ($XXX). The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default. (AC §X-XX-X(a))PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.; XXX state statute lists the maximum late charge as $XXX; Note indicates $XXX as a maximum late charge	Change status of 'Late Fees Test' from Cured Post Close to Cleared.; Confirmed sufficient basis to accept the provision listed on the CD for the late charge. Exception resolved.	01/10/2024		01/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022780	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/20/2023		12/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022780	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower shows no housing history for previous XXX months. Guidelines require XXX if LTV>XXX%, rent free not allowed.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
															XXX in the file cites this exception and approval is granted. Compensating factors include: Borrower owned a previous primary residence until XX/XX/XXXX, Qualifying Credit Score is XXX, DTI is XXX% Housing, Residual Income of $XXX.	12/20/2023		12/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022780	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/20/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require no collections in XXX months. Borrower has a collection dated XX/XX/XXXX.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
															CRSE in the file cites this exception and approval is granted. Compensating factors include: Collection is paid in full, Qualifying Credit Score is XXX, DTI is XXX% Housing, Residual Income of $XXX.	12/20/2023		12/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022780	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				12/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022780	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	397	Credit	Note Document Indicator is Partial	Note document indicator is Partial. State regulations advise the late payment fee cannot exceed $XXX. Confirmed this information on the final CD; but the note does not reflect correctly. An updated note is required.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.; Confirmed sufficient basis to accept the provision listed on the CD for the late charge. Exception resolved.	01/08/2024	Note document indicator is Present. Exception Resolved.	01/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000023691	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2023	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Policy Number is showing as Pending on the current HOI Policy. Please provide an updated policy including the HOI Policy number.	Uploaded hazard dec page including the policy # {XXX}; Uploaded the document {XXX}	12/27/2023	Hazard insurance indicator is Partial. Policy Number is showing as Pending on the current HOI Policy. Please provide an updated policy including the HOI Policy number. . Policy Number is showing as Pending on the current HOI Policy. Please provide an updated policy including the HOI Policy number. ;
; Hazard insurance indicator is Present. Recieved current HOI policy. Exception Resolved.	12/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023691	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023691	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/29/2023	12/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022555	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.; The initial CD issued on XX/XX/XXXX is missing from the loan file.	Sent Initial CD dated XX/XX/XXXX {XXX}; Uploaded the document {XXX}	12/28/2023	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
CD dated XX/XX/XXXX provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.	12/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022760	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/26/2023	12/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022760	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022760	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	12/26/2023	12/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/26/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; XXX account # XXX is in the non-borrowing XXX name only. The gift funds were given specifically to the non-borrowing XXX per the gift letters, and deposited in the XXX account. The borrower's only assets are XXX% of the business bank accounts which are insufficient to meet the requirements for the cash to close and reserves.	In the Gift Funds section of the guidelines, there is a statement that reads: "Funds from a XXX {XXX}. Per the Portfolio guides, the funds from a spouse are not considered a gift and the file contains the source of funds the spouse, XXX received the funds.
However, the gift funds were deposited in XXX #XXX which is owned solely by XXX. The borrower, XXX does not own the account and therefore has no access to the funds. The file is missing evidence the spouse transferred the funds to the borrower for closing. Without the funds the borrower is short cash to close and reserves. Exception Remains.	12/28/2023	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
The source of funds for closing  and reserves are documented per guides, exception is resolved. ; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.;
;
XXX account # XXX is in the non-borrowing spouse's name only. The gift funds were given specifically to the non-borrowing spouse per the gift letters, and deposited in the XXX account. The borrower's only assets are XXX% of the business bank accounts which are insufficient to meet the requirements for the cash to close and reserves.; The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000020148	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/26/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.	In the Gift Funds section of the guidelines, there is a statement that reads: "Funds from a XXX {XXX}. Per the Portfolio guides, the funds from a spouse are not considered a gift and the file contains the source of funds the spouse, XXX received the funds.
However, the gift funds were deposited in XXX #XXX which is owned solely by XXX. The borrower, XXX does not own the account and therefore has no access to the funds. The file is missing evidence the spouse transferred the funds to the borrower for closing. Without the funds the borrower is short cash to close and reserves. Exception Remains.	12/28/2023	Cash to close in the amount of XXX is greater than the available asset amount of XXX;
; Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
The source of funds for closing are documented per guides, and sufficient to close, exception is resolved. ; Sufficient cash to close is documented.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022781	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	3813	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)XX CFR XXXXX(a)(X)(vii). Final CD and XXX show the Purchase Price is $XXX. Purchase Agreement shows $XXX.	Sent Sales Contract {XXX}; Uploaded the document {XXX}	01/05/2024	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)XX CFR XXXXX(a)(X)(vii). Final CD and XXXX show the Purchase Price is $XXX. Purchase Agreement shows $XXX.; The final CD does reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z);
XX CFR XXXXX(a)(X)(vii). Received an updated purchase contract with the seller's initials attached and shows the purchase price to be $XXX. Exception cleared. ; Received an updated purchase contract with the seller's initials attached and shows the purchase price to be $XXX. Exception cleared.	01/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022781	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/02/2024	01/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022781	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/03/2024	01/03/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	uploaded SSR's to other condition; no other valuation is req'd {XXX}	01/05/2024	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is X; R&W Relief is Eligible. Exception cleared. ; UCDP documentation was provided. CU Score is X; R&W Relief is Eligible. Exception cleared.	01/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023086	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Sent SSR's no other valuation is req'd {XXX}; Uploaded the document {XXX}	01/05/2024	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is X; R&W Relief is Eligible. Exception cleared. ; UCDP documentation was provided. CU Score is X; R&W Relief is Eligible. Exception cleared.	01/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The final XXX reflects the borrower's Date of Birth as XX/XX/XXXX. Please provide a corrected Final XXX with the borrower's accurate birth date.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; Received email and verification of the borrower's birthdate. Exception Cleared.	01/04/2024	Final Loan Application is Present. Exception Cleared.	01/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/03/2024	01/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require XXX years of income. The loan application does not reflect two years of income.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client. Guidelines require Employment Stability: At least XXX income qualifying borrower has been employed for XXX or more years. Actual - Borrower years in job: XXX, Co-Borrower Years in job: XXX. Borrower was previously in college - did not use commission or bonus to qualify. The CRSE in the file cites this exception and has granted a guideline exception approval. Compensating factors include: Qualifying credit score is XXX, verified reserves are XXX, Credit history is XXX last XXX months, and Qualifying LTV is XXX%.	01/02/2024	01/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022562	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is complaint and allowed per lender guidelines, therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is complaint and allowed per lender guidelines, therefore, downgraded to A	01/03/2024	01/03/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022562	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022562	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021370	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021370	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000021370	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/05/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.; Documentation Required:
Per Disclosure tracking (Pg XXX) in the file there is a Initial CD dated XX/XX/XXXX that was not provided in the file	Uploaded the document {XXX}; Uploaded the missing initial CD dated XXX {XXX}	01/09/2024	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXX(f)(X)(i) no later than three business days before consummation.	01/10/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024201	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. The DTI is as a result of high monthly payments on broker's credit report.	Matched all liability payments to broker's credit report with exception to XXX (XXX) - see XXX {XXX}; Uploaded the document {XXX}	01/09/2024	Documentation provided to support Qualifying DTI below XXX. Received an updated loan application, XXX, CRSE, and LOX. Lender updated the liabilities to reflect the broker's credit report - but updated the XXX #XXX account per the gap report which shows a significantly lower amount. Reviewed and confirmed. Updating loan accordingly. ; Qualifying DTI of XXX exceeds guideline maximum of XXX. The DTI is as a result of high monthly payments on broker's credit report. The DTI is as a result of high monthly payments on broker's credit report.;
; Received an updated loan application, XXX, CRSE, and LOX. Lender updated the liabilities to reflect the broker's credit report - but updated the XXX #XXX account per the gap report which shows a significantly lower amount. Reviewed and confirmed. Updating loan accordingly.	01/10/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023743	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	01/05/2024	01/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023743	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023743	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Cleared	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The Master Policy shows an Attachement was to be included on the policy. The attachement (page XXX) was not provided. In addition, the amount of coverage for the entire building was not included. Please provide the full Master Policy - that includes the building coverage amount.	Sent Master Policy {XXX}; Sent Master Policy w/ Building Coverage on Policy/LOX {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	01/10/2024	Hazard insurance indicator is Partial. The Master Policy shows an Attachement was to be included on the policy. The attachement (page X) was not provided. In addition, the amount of coverage for the entire building was not included. Please provide the full Master Policy - that includes the building coverage amount. . The Master Policy shows an Attachement was to be included on the policy. The attachement (page X) was not provided. In addition, the amount of coverage for the entire building was not included. Please provide the full Master Policy - that includes the building coverage amount. ;
; Hazard insurance indicator is Present. Received a copy of the Master Policy and an LOX showing the building coerage to be $XXXmil. Updating loan accordingly - exception cleared. ; Received a copy of the Master Policy and an LOX showing the building coerage to be $XXXmil. Updating loan accordingly - exception cleared.	01/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/05/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/05/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023867	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/05/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023580	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/05/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023580	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/05/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023580	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2024	Cleared	397	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The Prepayment Penalty of XXX months exceeds the prepayment penalty allowed of XXX months per the ICF Matrix dated XX/XX/XXXX.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
The extended Prepayment Penalty of XXX months is allowed per the attestation dated XX/XX/XXXX in anticipation of receipt of the updated guidelines.	01/05/2024	Note document indicator is Present. The extended Prepayment Penalty of XXX months is allowed per the attestation dated XX/XX/XXXX in anticipation of receipt of the updated guidelines.	01/05/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023333	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
01/09/2024	01/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023333	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023333	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.	Uploaded an LOX. Please note the borrower positions are swapped on the credit report vs the applicat {XXX}; Uploaded the document {XXX}	01/10/2024	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX. Received LOX with copy of the credit report. The borrower's positions are swapped on the credit report. Re-reviewed and confirmed. Updating loan accordingly - exception cleared. ; Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.;
; Received LOX with copy of the credit report. The borrower's positions are swapped on the credit report. Re-reviewed and confirmed. Updating loan accordingly. Reviewed the guidelines and confirmed. Exception cleared.	01/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Received UCDP documentation showing CU Score is XXX and R&W Relief is Not Eligible. Exception cleared.	Sent SSR's; no other Valuation is req'd {XXX}; Uploaded the document {XXX}	01/10/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided. Received UCDP documentation showing CU Score is XXX and R&W Relief is Not Eligible. Exception cleared.	01/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; Received UCDP documentation showing CU Score is XXX and R&W Relief is Not Eligible. Exception cleared.	Sent SSR's; no other Valuation is req'd {XXX}; Uploaded the document {XXX}	01/10/2024	Third Party Valuation Product Provided. Received UCDP documentation showing CU Score is XXX and R&W Relief is Not Eligible. Exception cleared.	01/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/09/2024	01/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022821	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022413	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/11/2024	01/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022413	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000022413	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/11/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/11/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/10/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/10/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024264	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/11/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/11/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6000090544	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/04/2023	Acknowledged	3843	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Subject property was transferred to Borrower via Quit Claim Deed on XXX, recorded XXX. Cash-Out loan based on appraised value is not permitted when property is not owned for at least six months or if it is considered Delayed Financing. XXX indicates the Lender issued an exception; however, there is no formal exception approval in file citing compensating factors.	XXX - Exception to guideline provided due to compensating factors of low LTV, high FICO, no mortgage lates in XXX+ years and XXX% equity in OO property.	08/10/2023	08/10/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090544	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/04/2023	Cleared	1276	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.	XXX - Letter from inspector along with pictures and closed permits provided	08/10/2023	The Completion Certificate is Yes; exception resolved.	08/10/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090544	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/04/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/04/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A